Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net (Details) [Line Items]
Finance lease obligations		$ 16,622	$ 16,278
Accumulated depreciation	$ 4,470	13,938	11,673
Depreciation and amortization expense		5,502	6,037
Finance lease obligations			$ 2,331
Accumulated depreciation		4,293
Depreciation and amortization expense	1,292	1,451
Property and Equipment, Net [Member]
Property and Equipment, Net (Details) [Line Items]
Finance lease obligations	$ 6,731	$ 6,975